Liabilities for puttable financial instrument (Tables)	12 Months Ended
Dec. 31, 2022
Liabilities for puttable financial instrument [Abstract]
Schedule of liabilities for puttable financial instrument
The movement of the liabilities for puttable financial instrument during year ended December 31, 2022 are analyzed as follows:

2022
$
At January 1	—
Issuance of puttable financial instrument	17,138,905

At December 31	17,138,905